SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	1-10 years
Office equipment	2-8 years
Motor vehicles	2-8 years

Schedule of weighted average useful lives of intangible assets

Purchased software	5.3 years
Radio spectrum license	15 years
Operating permits*	33.6 years
Customer relationships*	8.3 years
Licenses*	15 years
Supplier relationships*	10 years
Trade Names*	20 years
Platform software*	5 years
Non-complete agreements*	5 years
Internal use software	3.7 years
Customer contract*	6.2 years

*	Acquired in the acquisitions of subsidiaries.

Schedule of impairment charges associated with long-lived assets and acquired intangibles

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Impairment of property and equipment	—	35,793	106,311	16,683
Impairment of intangible assets	—	38,654	—	—
Impairment of other non-current assets	—	7,172	2,956	463

Schedule of total interest expenses capitalized during the period, the interest expenses

As a result of total interest costs capitalized during the period, the interest expense for the years ended December 31, 2019, 2020 and 2021, was as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds payable	223,832	223,785	133,959	21,021
Interest expense and amortization cost of 2025 and 2026 Convertible Notes (Note 19)	—	18,880	25,919	4,067
Interest expense on bank and other borrowings	14,212	39,424	103,925	16,308
Interest expense on finance leases	120,185	130,196	124,567	19,547
Total interest costs	358,229	412,285	388,370	60,943
Less: Total interest costs capitalized	(12,274)	(31,676)	(53,420)	(8,382)
Interest expense, net	345,955	380,609	334,950	52,561